SHARE-BASED COMPENSATION AND BENEFIT PLANS	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION AND BENEFIT PLANS
10. SHARE-BASED COMPENSATION AND BENEFIT PLANS
Share-Based Compensation Plans
We have two share-based compensation plans for employees. The 2021 Incentive Compensation Plan (the “2021 Plan”) provides for the award of a broad variety of share-based compensation alternatives such as non-vested
restricted stock,
non-qualified
stock options, incentive stock options, performance awards, dividend equivalents, deferred stock and stock appreciation rights at no less than 100% of the market price on the date the award is granted. To date, awards under the 2021 Plan consist of non-qualified
stock options and
non-vested
restricted stock.
Under the 2021 Plan, the number of shares of Common and Class B common stock available for issuance is (i) 2,500,000, plus (ii) any shares of Common stock or Class B common stock that remained available for grant in connection with awards under the Watsco, Inc. 2014 Incentive Compensation Plan (the “2014 Plan”) on the date on which our shareholders approved the 2021 Plan (iii) shares underlying currently outstanding awards issued under the 2014 Plan, which shares become reissuable under the 2021 Plan to the extent that such underlying shares are not issued due to their forfeiture, expiration, termination or otherwise. A total of 125,995 shares of Common and Class B common stock, net of cancellations, had been awarded under the 2021 Plan as of December 31, 2021. As of December 31, 2021, 2,381,332 shares of common stock were reserved for future grants under the 2021 Plan. Options under the 2021 Plan vest over two to four years of service and have contractual terms of five years. Awards of non-vested
restricted stock, which are granted at no cost to the employee, vest upon attainment of a specified age, generally toward the end of an employee’s career at age 62 or older. Vesting may be accelerated in certain circumstances prior to the original vesting date.
The 2014 Plan expired during 2021; therefore, no additional options may be granted. There were 498,138 options to exercise common stock outstanding under the 2014 Plan at December 31, 2021. Options under the 2014 Plan vest over two to four years of service and have contractual terms of five years.

The following is a summary of stock option activity under the 2021 Plan and the 2014 Plan as of and for the year ended December 31, 2021:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2020	585,116	$174.83
Granted	163,550	276.41
Exercised	(130,178)	157.50
Forfeited	(15,500)	208.77
Expired	(500)	146.09

Options outstanding at December 31, 2021	602,488	$205.30	3.11	$64,816

Options exercisable at December 31, 2021	105,665	$168.77	1.95	$15,227

The following is a summary of
non-vested
restricted stock activity as of and for the year ended December 31, 2021:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested restricted stock outstanding at December 31, 2020	3,335,107	$75.00
Granted	194,643	254.73
Vested	(13,000)	138.97
Forfeited	(57,089)	131.31

Non-vested restricted stock outstanding at December 31, 2021	3,459,661	$83.94

The weighted-average grant date fair value of
non-vested
restricted stock granted during 2021, 2020, and 2019 was $254.73, $193.89, and $151.58, respectively. The fair value of non-vested
restricted stock that vested during 2021, 2020, and 2019 was $3,646, $7,354, and $4,931, respectively.
During 2021, 3,858 shares of Class B common stock with an aggregate fair market value of $1,078 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of restricted stock. During 2020, 11,693 shares of Common and Class B common stock with an aggregate fair market value of $2,299 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of restricted stock. During 2019, 9,824 shares of Common and Class B common stock with an aggregate fair market value of $1,518 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of restricted stock. These shares were retired upon delivery.
Share-Based Compensation Fair Value Assumptions
The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing valuation model based on the weighted-average assumptions noted in the table below. The fair value of each stock option award, which is subject to graded vesting, is expensed, net of estimated forfeitures, on a straight-line basis over the requisite service period for each separately vesting portion of the stock option. We use historical data to estimate stock option forfeitures. The expected term of stock option awards granted represents the period of time that stock option awards granted are expected to be outstanding and was calculated using the simplified method for plain vanilla options, which we believe provides a reasonable estimate of expected life based on our historical data. The risk-free rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon
United States Treasury bond on the date the stock option award is granted with a maturity equal to the expected term of the stock option award. Expected volatility is based on historical volatility of our stock.

The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2021	2020	2019
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	0.79%	0.26%	1.64%
Expected volatility	21.85%	20.89%	18.01%
Expected dividend yield	2.97%	3.69%	3.99%
Grant date fair value	$34.79	$20.76	$14.81
Exercise of Stock Options
The total intrinsic value of stock options exercised during 2021, 2020, and 2019 was $16,903, $8,753, and $4,153, respectively. Cash received from the exercise of stock options during 2021, 2020, and 2019 was $19,338, $17,608, and $11,703, respectively. The tax benefit from stock option exercises during 2021, 2020, and 2019 was $3,595, $1,586, and $626, respectively. During 2021, 2020, and 2019, 4,040 shares of Common stock with an aggregate fair market value of $1,179, 11,455 shares of Common stock with an aggregate fair market value of $2,343 and 799 shares of Common stock with an aggregate fair market value of $134, respectively, were withheld as payment in lieu of cash for stock option exercises and related tax withholdings. These shares were retired upon delivery.
Share-Based Compensation Expense
The following table provides information on share-based compensation expense:

Years Ended December 31,	2021	2020	2019
Stock options	$2,908	$2,447	$2,440
Non-vested restricted stock	22,457	19,682	14,592

Share-based compensation expense	$25,365	$22,129	$17,032

At December 31, 2021, there was $5,770 of unrecognized
pre-tax
compensation expense related to stock options granted under the 2021 Plan, which is expected to be recognized over a weighted-average period of approximately 1.9 years. The total fair value of stock options that vested during 2021, 2020, and 2019 was $2,621, $2,177, and $2,055, respectively.
At December 31, 2021, there was $180,661 of unrecognized
pre-tax
compensation expense related to
non-vested
restricted stock, which is expected to be recognized over a weighted-average period of approximately 11.8 years. Of this amount, approximately $55,000 is related to awards granted to our CEO, of which approximately $1,000, $26,000, $27,000, and $1,000 vest in approximately 1, 5, 7, and 8 years upon his attainment of age 82, 86, 88, and 89, respectively, and approximately $31,000 is related to awards granted to our President, of which approximately $30,000 and $1,000 vest in approximately 22 and 24 years upon his attainment of age 62 and 64, respectively. In the event that vesting is accelerated for any circumstance, as defined in the related agreements, the remaining unrecognized share-based compensation expense would be immediately recognized as a charge to earnings with a corresponding tax benefit. At December 31, 2021, we were obligated to issue 32,592 shares of non-vested
restricted stock to our CEO that vest in 7 years, 31,668 shares of non-vested
restricted stock to our President that vest in 22 years, and 18,540 shares of non-vested
restricted stock to various key leaders that vest in
5-
14
years in connection with 2021’s performance-based incentive compensation program.
Employee Stock Purchase Plan
The Watsco, Inc. Fourth Amended and Restated 1996 Qualified Employee Stock Purchase Plan (the “ESPP”) provides for up to 1,500,000 shares of Common stock to be available for purchase by our full-time employees with at least 90 days of service. The ESPP allows participating employees to purchase shares of Common stock at a 5% discount to the fair market value at specified times. During 2021, 2020, and 2019, employees purchased 3,501, 5,121, and 5,676 shares of Common stock at an average price of $239.11, $171.89, and $145.09 per share, respectively. Cash dividends received by the ESPP were reinvested in Common stock and resulted in the issuance of 2,962, 3,964, and 5,087 additional shares during 2021, 2020, and 2019, respectively. We received net proceeds of $1,676, $1,649, and $1,638, respectively, during 2021, 2020, and 2019, for shares of our Common stock purchased under the ESPP. At December 31, 2021, 450,945 shares remained available for purchase under the ESPP.
401(k) Plan
We have a profit sharing retirement plan for our employees that is qualified under Section 401(k) of the Internal Revenue Code. Annual matching contributions are made based on a percentage of eligible employee compensation deferrals. The contribution has historically been made with the issuance of Common stock to the plan on behalf of our employees. For the years ended December 31, 2021, 2020, and 2019, we issued 22,752, 25,216, and 30,715 shares of Common stock, respectively, to the plan, representing the Common stock discretionary matching contribution of $5,154, $4,543 and $4,274, respectively.